ASSETS/(LIABILITIES) HELD FOR SALE (Details Narrative)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)
Property, Plant and Equipment [Line Items]
Carrying value	$ 0		$ 20,335,836
Property, plant and equipment	87,610,960		70,910,009
Reclassified From Assets Held For Sale [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 16,381,985	$ 22,179,779
Land Building And Equipment And Furniture [Member]
Property, Plant and Equipment [Line Items]
Carrying value			$ 20,335,836	$ 27,521,771